GuidePath Multi-Asset Income Allocation Fund
Schedule of Investments
December 31, 2024 (Unaudited)

INVESTMENT COMPANIES - 99.0%	Shares	Value
Domestic Equity Funds - 33.9%
BlackRock High Equity Income Fund - Class Institutional	54,563	$1,522,853
Global X U.S. Preferred ETF (a)	182,574	3,562,019
Invesco S&P 500 BuyWrite ETF	62,406	1,470,909
iShares Advantage Large Cap Income ETF	17,143	518,576
iShares Select Dividend ETF (a)	27,571	3,619,797
JPMorgan Equity Premium Income ETF	8,819	507,357
Schwab U.S. Dividend Equity ETF (a)	372,987	10,190,005
SPDR Portfolio S&P 500 High Dividend ETF (a)	62,000	2,680,880
Vanguard High Dividend Yield ETF (a)	37,838	4,827,750
Vanguard S&P 500 ETF	1,140	614,243
WisdomTree U.S. LargeCap Dividend Fund	46,572	3,622,836
WisdomTree U.S. SmallCap Dividend Fund	49,135	1,687,787
		34,825,012

Domestic Fixed Income Funds - 36.7%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	147,917	6,302,743
iShares 7-10 Year Treasury Bond ETF	7,342	678,768
iShares Aaa - A Rated Corporate Bond ETF (a)	29,208	1,366,642
iShares Broad USD Investment Grade Corporate Bond ETF	34,040	1,711,531
iShares Convertible Bond ETF	18,893	1,605,338
iShares Flexible Income Active ETF (a)	39,663	2,063,269
iShares High Yield Corporate Bond Buywrite Strategy ETF	53,721	1,706,716
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	7,198	769,034
Schwab 5-10 Year Corporate Bond ETF (a)	62,013	1,368,627
SPDR Portfolio Aggregate Bond ETF	16,642	415,884
SPDR Portfolio Long Term Corporate Bond ETF	44,550	990,347
SPDR Portfolio Short Term Treasury ETF	26,739	775,699
T Rowe Price Institutional Floating Rate Fund - Class I	187,427	1,778,681
Vanguard High-Yield Corporate Fund - Class Admiral	1,160,682	6,290,899
Vanguard Intermediate-Term Treasury ETF	6,630	384,540
Vanguard Long-Term Treasury ETF (a)	49,546	2,742,371
WisdomTree Floating Rate Treasury Fund	133,972	6,741,471
		37,692,560

Emerging Market Equity Funds - 4.2%
iShares Emerging Markets Dividend ETF (a)	169,114	4,368,215

Emerging Markets Fixed Income Funds - 1.5%
Vanguard Emerging Markets Government Bond ETF	24,021	1,516,926

International Equity Funds - 13.7%
iShares International Dividend Growth ETF (a)	29,056	1,974,646
iShares International Select Dividend ETF	228,006	6,242,804
SPDR S&P International Dividend ETF	41,654	1,456,224
Vanguard International High Dividend Yield ETF (a)	65,167	4,423,536
		14,097,210

International Fixed Income Funds - 1.7%
Janus Henderson AAA CLO ETF (a)	34,306	1,739,657

Multi-Asset Funds - 4.7%
Loomis Sayles Global Allocation Fund - Class Y	197,234	4,840,130

Real Estate Funds - 2.6%
Vanguard Real Estate ETF (a)	30,022	2,674,360
TOTAL INVESTMENT COMPANIES (Cost $89,488,191)		101,754,070

SHORT-TERM INVESTMENTS - 34.2%		Value
Investments Purchased with Proceeds from Securities Lending - 32.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (b)	33,574,582	33,574,582

Money Market Funds - 1.5%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (b)	1,543,751	1,543,751
TOTAL SHORT-TERM INVESTMENTS (Cost $35,118,333)		35,118,333

TOTAL INVESTMENTS - 133.2% (Cost $124,606,524)		136,872,403
Liabilities in Excess of Other Assets - (33.2)%		(34,131,625)
TOTAL NET ASSETS - 100.0%		$102,740,778
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $32,858,990 which represented 32.0% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.